Segment Information (Detail)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Revenues:
Total third-party revenues	$ 172,081,593	¥ 1,114,710,141	¥ 797,763,861	¥ 589,611,288
Total related party revenues	172,587,292	1,117,985,965	819,394,401	475,009,064
Total revenues	344,668,885	2,232,696,106	1,617,158,262	1,064,620,352
Less: business taxes and related surcharges	(17,408,420)	(112,768,265)	(88,673,371)	(58,643,752)
Net revenues	327,260,465	2,119,927,841	1,528,484,891	1,005,976,600
Operating cost and expenses:
Relationship manager compensation	(80,988,873)	(524,629,723)	(322,052,574)	(205,294,824)
Performance fee compensation	(3,826,417)	(24,786,763)	(22,034,438)	0
Other Compensation	(94,951,356)	(615,075,893)	(393,373,326)	(243,442,553)
Total compensation and benefits	(179,766,646)	(1,164,492,379)	(737,460,338)	(448,737,377)
Selling expenses	(40,726,081)	(263,815,409)	(147,265,810)	(102,198,334)
General and administrative expenses	(26,386,970)	(170,929,513)	(151,626,278)	(110,020,644)
Other operating expenses	(14,607,475)	(94,624,304)	(29,961,830)	(5,445,385)
Government subsidies	20,486,849	132,709,712	90,931,462	32,644,120
Total operating cost and expenses	(241,000,323)	(1,561,151,893)	(975,382,794)	(633,757,620)
Income (loss) from operations	86,260,142	558,775,948	553,102,097	372,218,980
One Time Commissions
Revenues:
Total third-party revenues	60,389,080	391,188,385	423,218,934	356,123,887
Total related party revenues	66,177,945	428,687,491	180,943,785	128,209,082
Recurring Service Fees
Revenues:
Total third-party revenues	61,948,882	401,292,465	319,933,077	202,437,468
Total related party revenues	98,013,735	634,913,375	560,071,763	340,757,637
Other Service
Revenues:
Total third-party revenues	19,804,604	128,290,261	29,979,126	31,049,933
Total related party revenues	86,419	559,806	2,036,800	6,042,345
Performance Based Income
Revenues:
Total third-party revenues	29,939,027	193,939,030	24,632,724	0
Total related party revenues	$ 8,309,193	53,825,293	76,342,053	0
Wealth Management
Revenues:
Total third-party revenues		936,872,539	688,037,462	559,883,433
Total related party revenues		748,930,799	526,066,559	356,916,432
Total revenues		1,685,803,338	1,214,104,021	916,799,865
Less: business taxes and related surcharges		(88,285,200)	(68,598,144)	(50,609,500)
Net revenues		1,597,518,138	1,145,505,877	866,190,365
Operating cost and expenses:
Relationship manager compensation		(507,400,087)	(319,572,173)	(204,834,897)
Other Compensation		(348,504,061)	(214,841,520)	(191,112,438)
Total compensation and benefits		(855,904,148)	(534,413,693)	(395,947,335)
Selling expenses		(219,286,283)	(135,282,336)	(92,757,997)
General and administrative expenses		(78,850,681)	(74,673,516)	(85,194,993)
Other operating expenses		(53,374,913)	(23,641,595)	(5,200,569)
Government subsidies		75,960,496	67,303,362	30,644,119
Total operating cost and expenses		(1,131,455,529)	(700,707,778)	(548,456,775)
Income (loss) from operations		466,062,609	444,798,099	317,733,590
Wealth Management | One Time Commissions
Revenues:
Total third-party revenues		390,668,384	423,218,934	354,830,728
Total related party revenues		424,354,473	180,943,785	125,548,102
Wealth Management | Recurring Service Fees
Revenues:
Total third-party revenues		334,983,117	243,619,600	174,739,550
Total related party revenues		324,182,643	342,603,359	230,196,201
Wealth Management | Other Service
Revenues:
Total third-party revenues		69,447,545	13,246,685	30,313,155
Total related party revenues		393,683	75,050	1,172,129
Wealth Management | Performance Based Income
Revenues:
Total third-party revenues		141,773,493	7,952,243
Total related party revenues			2,444,365
Asset Management Business
Revenues:
Total third-party revenues		119,507,361	92,993,958	29,727,855
Total related party revenues		368,889,043	292,440,821	118,092,632
Total revenues		488,396,404	385,434,779	147,820,487
Less: business taxes and related surcharges		(23,408,513)	(19,319,443)	(8,034,252)
Net revenues		464,987,891	366,115,336	139,786,235
Operating cost and expenses:
Relationship manager compensation		(8,044,612)	(235,762)	(459,927)
Performance fee compensation		(24,786,763)	(22,034,438)
Other Compensation		(150,661,189)	(124,968,021)	(52,330,115)
Total compensation and benefits		(183,492,564)	(147,238,221)	(52,790,042)
Selling expenses		(17,278,343)	(9,756,483)	(9,440,337)
General and administrative expenses		(53,554,038)	(60,090,462)	(24,825,651)
Other operating expenses		(19,411,331)	(1,674,417)	(244,816)
Government subsidies		56,304,348	23,601,038	2,000,001
Total operating cost and expenses		(217,431,928)	(195,158,545)	(85,300,845)
Income (loss) from operations		247,555,963	170,956,791	54,485,390
Asset Management Business | One Time Commissions
Revenues:
Total third-party revenues		520,001		1,293,159
Total related party revenues		4,333,018		2,660,980
Asset Management Business | Recurring Service Fees
Revenues:
Total third-party revenues		66,309,348	76,313,477	27,697,918
Total related party revenues		310,730,732	217,438,078	110,561,436
Asset Management Business | Other Service
Revenues:
Total third-party revenues		512,475		736,778
Total related party revenues			1,105,055	¥ 4,870,216
Asset Management Business | Performance Based Income
Revenues:
Total third-party revenues		52,165,537	16,680,481
Total related party revenues		53,825,293	73,897,688
Internet Finance Business
Revenues:
Total third-party revenues		58,330,241	16,732,441
Total related party revenues		166,123	887,021
Total revenues		58,496,364	17,619,462
Less: business taxes and related surcharges		(1,074,552)	(755,784)
Net revenues		57,421,812	16,863,678
Operating cost and expenses:
Relationship manager compensation		(9,185,024)	(2,244,639)
Other Compensation		(115,910,643)	(53,563,785)
Total compensation and benefits		(125,095,667)	(55,808,424)
Selling expenses		(27,250,783)	(2,226,991)
General and administrative expenses		(38,524,794)	(16,862,300)
Other operating expenses		(21,838,060)	(4,645,818)
Government subsidies		444,868	27,062
Total operating cost and expenses		(212,264,436)	(79,516,471)
Income (loss) from operations		(154,842,624)	(62,652,793)
Internet Finance Business | Recurring Service Fees
Revenues:
Total related party revenues			30,326
Internet Finance Business | Other Service
Revenues:
Total third-party revenues		58,330,241	16,732,441
Total related party revenues		¥ 166,123	¥ 856,695